Loans - Troubled Debt Restructurings Entered Modified Periods by Type of Concession Granted (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	¥ 5,849	¥ 2,614
Loan forgiveness or debt to equity swaps charge-offs	22,757	4,545
Interest rate reduction and/or postponement of principal and/or interest	829,969	926,580
Domestic
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	5,849	0
Loan forgiveness or debt to equity swaps charge-offs	22,757	160
Interest rate reduction and/or postponement of principal and/or interest	767,318	763,431
Domestic | Housing Loan | Retail
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0	0
Loan forgiveness or debt to equity swaps charge-offs	0	0
Interest rate reduction and/or postponement of principal and/or interest	7,897	21,548
Domestic | Other | Retail
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0	0
Loan forgiveness or debt to equity swaps charge-offs	0	0
Interest rate reduction and/or postponement of principal and/or interest	21,749	20,604
Domestic | Large Companies | Corporate
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	5,849	0
Loan forgiveness or debt to equity swaps charge-offs	22,757	160
Interest rate reduction and/or postponement of principal and/or interest	612,569	597,281
Domestic | Small And Medium Sized Companies | Corporate
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0	0
Loan forgiveness or debt to equity swaps charge-offs	0	0
Interest rate reduction and/or postponement of principal and/or interest	125,103	120,798
Domestic | Banks and other financial institutions
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment		0
Loan forgiveness or debt to equity swaps charge-offs		0
Interest rate reduction and/or postponement of principal and/or interest		3,200
Foreign
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0	2,614
Loan forgiveness or debt to equity swaps charge-offs	0	4,385
Interest rate reduction and/or postponement of principal and/or interest	¥ 62,651	¥ 163,149